INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2023
INCOME TAXES
Schedule of income tax payable

	June 30, 2023	June 30, 2022
Ruikai Taifu	$—	738
Zhongrui Xuikai	10,820	—
Tianjin Runcheng	355	—
Total	$11,175	$738

Schedule of components of income tax benefit (expense)

	For the year ended June 30,
	2023	2022
Current income tax benefit (expense)	$(11,175)	(738)
Total expense for income taxes	$(11,175)	(738)

Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	June 30, 2023	June 30, 2022
PRC statutory tax	25%	25%
Effect of non-deductible expenses	—	—%
Effect of non-taxable income	—	—%
Effect of preferential tax rate	(21.5)%	(22.5)%
Others	—%	—%
Effective tax rate	3.5%	2.5%